Right of use assets and Lease liabilities (Details3) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 1,762,402,214	$ 689,305,135
Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,384,470,358	585,632,176
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	52,080,718	45,771,198
Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	40,427,168	35,161,384
Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	11,653,550	10,609,814
0 to 3 months
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	52,511,963	11,628,369
0 to 3 months | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,840,482	1,959,601
0 to 3 months | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,527,052	1,646,160
0 to 3 months | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	313,430	313,441
3 months to 1 year
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	161,787,778	99,881,647
3 months to 1 year | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	7,570,840	5,372,094
3 months to 1 year | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	6,593,564	4,506,201
3 months to 1 year | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	977,276	865,893
Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	210,995,500	182,782,306
Over 1 year to 3 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	11,078,825	10,310,033
Over 1 year to 3 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	9,122,405	8,224,925
Over 1 year to 3 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,956,420	2,085,108
Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	183,136,064	130,600,053
Over 3 years to 5 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,625,260	3,927,456
Over 3 years to 5 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,144,217	2,535,945
Over 3 years to 5 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,481,043	1,391,511
Over 5 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,153,970,909	264,412,760
Over 5 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	25,965,311	24,202,014
Over 5 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	19,039,930	18,248,153
Over 5 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 6,925,381	$ 5,953,861